                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended MARCH 31, 2010

Check here if Amendment [ ]; Amendment Number: ________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    KENSICO CAPITAL MANAGEMENT CORP
Address: 55 RAILROAD AVENUE 2ND FLOOR
         GREENWICH, CT 06830

Form 13F File Number: 28-10067

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  JOSEPH SIGNORILE
Title: CHIEF OPERATING OFFICER
Phone: (203) 862-5800

Signature, Place, and Date of Signing:


/s/ Joseph Signorile                      GREENWICH, CT            5/17/2010
----------------------------------   -----------------------   -----------------
            [Signature]                   [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this manager;
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name
--------------------     ----

28- __________________   __________________________________________
[Repeat as necessary.]
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          52

Form 13F Information Table Value Total:   2,067,079
                                         (thousands)

List of Other Included Managers: NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----

___   28- ________________   ______________________________________

          COLUMN 1              COLUMN 2     COLUMN 3 COLUMN 4    COLUMN 5    COLUMN 6  COLUMN 7          COLUMN 8
--------------------------- --------------- --------- -------- ------------- ---------- -------- --------------------------
                                                                 SHARES OR                            VOTING AUTHORITY
                                TITLE OF                VALUE    PRINCIPAL   INVESTMENT  OTHER   --------------------------
       NAME OF ISSUER            CLASS        CUSIP   (X$1000)     AMOUNT    DISCRETION MANAGERS    SOLE   SHARED    NONE
--------------------------- --------------- --------- -------- ------------- ---------- -------- --------- ------ ---------
AMBAC FINL GROUP INC        COM             023139108      574  1,031,700 SH SOLE                1,031,700
AMERICAN COMMERCIAL LINES   COM PAR $0.01   025195405    4,074    162,300 SH SOLE                  162,300
ARBITRON INC                COM             03875Q108   17,160    643,650 SH SOLE                  643,650
ATLAS ENERGY INC            COM             049298102   12,814    411,753 SH SOLE                  411,753
ALLEGHENY ENERGY INC        COM             017361106   16,075    698,900 SH SOLE                  698,900
CIT GROUP INC               COM NEW         125581801   58,759  1,508,200 SH SOLE                1,508,200
SEACOR HOLDINGS INC         COM             811904101  149,565  1,854,265 SH SOLE                1,854,265
COMCAST CORP NEW            CL A            20030N101   33,351  1,772,100 SH SOLE                1,772,100
COMCAST CORP NEW            CL A SPL        20030N200   38,808  2,159,600 SH SOLE                                 2,159,600
CYPRESS SEMICONDUCTOR CORP  COM             232806109   31,479  2,737,300 SH SOLE                2,737,300
DU PONT E I DE NEMOURS & CO COM             263534109    1,839     49,387 SH SOLE                   49,387
DECKERS OUTDOOR CORP        COM             243537107   21,804    158,000 SH SOLE                  158,000
E M C CORP MASS             COM             268648102   12,500    692,900 SH SOLE                  692,900
EXTERRAN HLDGS INC          COM             30225X103   38,126  1,577,410 SH SOLE                1,577,410
FBR CAPITAL MARKETS CORP    COM             30247C301    8,447  1,852,490 SH SOLE                1,852,490
FISERV INC                  COM             337738108  129,657  2,554,307 SH SOLE                2,554,307
FLOWSERVE CORP              COM             34354P105   83,133    753,900 SH SOLE                  753,900
FEDERAL NATL MTG ASSN       COM             313586109    2,127  2,025,304 SH SOLE                2,025,304
GILDAN ACTIVEWEAR INC       COM             375916103   15,198    578,100 SH SOLE                  578,100
GOLDMAN SACHS GROUP INC     COM             38141G104    5,801     33,999 SH SOLE                   33,999
GREAT PLAINS ENERGY INC     COM             391164100   19,049  1,025,800 SH SOLE                1,025,800
GREAT PLAINS ENERGY INC     UNIT 06/15/2042 391164803    1,365     21,500 SH SOLE                   21,500
HOLOGIC INC                 COM             436440101    5,818    313,800 SH SOLE                  313,800
HILLTOP HOLDINGS INC        COM             432748101    9,048    770,049 SH SOLE                  770,049
INTEROIL CORP               COM             460951106   50,317    776,500 SH SOLE                  776,500
IRON MTN INC                COM             462846106    5,485    200,200 SH SOLE                  200,200
KRAFT FOODS INC             CL A            50075N104   15,938    527,049 SH SOLE                  527,049
COCA COLA CO                COM             191216100  102,322  1,860,400 SH SOLE                1,860,400
LIBERTY MEDIA CORP NEW      CAP COM SER A   53071M302   34,488    948,259 SH SOLE                  948,259
LIZ CLAIBORNE INC           COM             539320101   21,609  2,908,300 SH SOLE                2,908,300
MBIA INC                    COM             55262C100    1,827    291,400 SH SOLE                  291,400
MCDONALDS CORP              COM             580135101   71,817  1,076,400 SH SOLE                1,076,400
MAIDEN HOLDINGS LTD         SHS             G5753U112   36,950  5,000,000 SH SOLE                5,000,000
ONLINE RES CORP             COM             68273G101    5,023  1,246,300 SH SOLE                1,246,300
PHI INC                     COM VTG         69336T106    5,535    249,532 SH SOLE                  249,532
PHI INC                     COM NON VTG     69336T205      328     15,500 SH SOLE                                    15,500
PHILIP MORRIS INTL INC      COM             718172109  130,536  2,502,600 SH SOLE                2,502,600
PENNYMAC MTG INVT TR        COM             70931T103    1,749    105,300 SH SOLE                  105,300
PLAINS EXPL& PRODTN CO      COM             726505100   19,715    657,400 SH SOLE                  657,400
ECHOSTAR CORP               CL A            278768106   36,005  1,775,392 SH SOLE                1,775,392
STARBUCKS CORP              COM             855244109   51,319  2,114,500 SH SOLE                2,114,500
SARA LEE CORP               COM             803111103   16,577  1,190,000 SH SOLE                1,190,000
SUNPOWER CORP               COM CL A        867652109    5,107    270,200 SH SOLE                  270,200
SOUTHERN UN CO NEW          COM             844030106  164,900  6,499,800 SH SOLE                6,499,800
TEKELEC                     COM             879101103  121,816  6,707,944 SH SOLE                6,707,944
NEUTRAL TANDEM INC          COM             64128B108    4,850    303,497 SH SOLE                  303,497
VODAFONE GROUP PLC NEW      SPONS ADR NEW   92857W209   63,582  2,730,000 SH SOLE                2,730,000
WEBMD HEALTH CORP           COM             94770V102  198,210  4,273,600 SH SOLE                4,273,600
WILLIAMS COS INC DEL        COM             969457100  131,354  5,686,300 SH SOLE                5,686,300
BERKLEY W R CORP            COM             084423102    7,931    304,000 SH SOLE                  304,000
EXXON MOBIL CORP            COM             30231G102   32,820    490,000 SH SOLE                  490,000
YAHOO INC                   COM             984332106   12,398    750,000 SH SOLE                  750,000

VALUE TOTAL   ENTRY TOTAL
-----------   -----------
 2,067,079         52